CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (71,728)	$ (96,712)	$ (82,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	284	309	347
Change in fair value of derivative liability	(2,782)	684
Change in fair value of warrant liability	300	(413)	(35)
Loss on extinguishment of debt	22,700
Issuance of warrant for ordinary shares			157
Amortization of debt discount	3,006	12,278	192
Write-off of deferred offering costs			458
Non-cash interest expense	1,731	7,070	2,526
Share-based compensation	3,244	1,277	1,287
Loss on disposal of asset			18
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,214	(625)	(73)
Accounts payable	(1,503)	3,568	4,545
Accrued expenses, accrued interest payable and other current liabilities	(4,450)	486	3,653
Net cash used in operating activities	(47,984)	(72,078)	(69,835)
Cash flows from investing activities:
Purchase of property and equipment	(130)	(12)	(161)
Changes in other assets			(12)
Net cash used in investing activities	(130)	(12)	(173)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable to MVIL		25,000	50,000
Proceeds from issuance of convertible notes payable	5,000	50,000
Proceeds from term debt issuance		5,000	14,633
Proceeds from issuance of ordinary shares	8,913
Proceeds from issuance from the IPO, net of commissions	79,105
Payment of term debt issuance costs	(85)		(226)
Payment of convertible debt issuance costs		(56)
Payment of offering costs	(2,151)	(446)
Principal payments on term debt	(2,805)	(687)
Proceeds from exercise of share options and warrant	50	15	10
Net cash provided by financing activities	88,027	78,826	64,417
Net increase (decrease) in cash and cash equivalents	39,913	6,736	(5,591)
Cash and cash equivalents, beginning of period	10,855	4,119	9,710
Cash and cash equivalents, end of period	50,768	10,855	4,119
Supplemental disclosure of noncash investing and financing activity:
Fair value of warrants issued in connection with term loan			548
Fair value of derivatives recorded in connection with the 2018 MVIL Note and 2018 New Investor Notes	1,256	35,884
Conversion of convertible preferred shares into ordinary shares	211,377
Conversion of convertible notes and accrued interest into ordinary shares	175,210
Reclassification of deferred offering cost to additional paid-in capital	447
Reclassification of warrant liability to equity	400
Noncash conversion of accrued interest due to MVIL into new convertible notes payable to MVIL		2,357
Deferred offering costs included in accrued expenses		879
Supplemental cash flow information-cash paid for interest	$ 1,918	$ 1,950	$ 564